Loans, Debentures, and Finance Leases (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Compostion of loans

a. Composition

Description	12/31/2018	12/31/2017	Index/Currency	Weighted average financial charges 12/31/2018 –% p.a.	Maturity
Foreign currency—denominated loans:
Notes in the foreign market (b) (*)	2,889,631	2,454,142	US$	+5.3	2026
Foreign loan (c.1) (*)	985,268	259,015	US$	+3.9	2021 to 2023
Financial institutions (e)	620,605	330,755	US$ + LIBOR (1)	+2.1	2019 to 2023
Foreign loan (c.1) (*)	582,106	788,794	US$ + LIBOR (1)	+0.9	2022 to 2023
Foreign loan (c.2)	234,363	298,927	US$ + LIBOR (1)	+2.0	2020
Financial institutions (e)	127,288	106,745	US$	+2.9	2019 to 2022
Financial institutions (e)	27,845	27,048	MX$ (2)	+9.0	2019
Advances on foreign exchange contracts	11,702	44,515	US$	+3.2	< 12 days
Financial institutions (e)	3,950	3,382	MX$ + TIIE (2)	+1.5	2019
BNDES (d)	2,596	4,460	US$	+6.5	2019 to 2020
Foreign currency advances delivered	1,485	26,080	US$	+2.9	< 33 days
Financial institutions (e)	—	593	Bs$ (7)

Total foreign currency	5,486,839	4,344,456

Description	12/31/2018	12/31/2017	Index/Currency	Weighted average financial charges 12/31/2018 –% p.a.	Maturity
Brazilian Reais—denominated loans:
Banco do Brasil—floating rate (f)	2,614,704	2,794,272	CDI	107.3	2019 to 2022
Debentures—Ipiranga (g.1, g.3,and g.5)	2,039,743	2,836,741	CDI	105.0	2019 to 2022
Debentures—CRA (g.4, g.6 and g.8)	2,029,545	1,380,852	CDI	95.8	2022 to 2023
Debentures—5th and 6th issuance (g.2 and g.7)	1,756,954	817,654	CDI	105.3	2023
Debentures—CRA (g.4, g.6 and g.8) (*)	833,213	554,402	IPCA	+4.6	2024 to 2025
BNDES (d)	147,922	206,423	TJLP (3)	+2.4	2019 to 2023
FINEP	53,245	32,682	TJLP (3)	+1.5	2019 to 2023
BNDES (d)	51,467	69,422	SELIC (6)	+2.3	2019 to 2023
Bank Credit Bill	50,075	—	CDI	124.0	2019
Finance leases (i)	46,066	48,515	IGP-M (5)	+5.6	2019 to 2031
FINEP	22,553	35,611	R$	+4.0	2019 to 2021
Banco do Nordeste do Brasil	15,776	28,136	R$ (4)	+8.5	2019 to 2021
BNDES (d)	14,071	26,270	R$	+6.0	2019 to 2022
FINAME	32	56	TJLP (3)	+5.7	2019 to 2022
Export Credit Note—floating rate (h)	—	157,749	CDI
BNDES EXIM	—	62,754	TJLP (3)
BNDES EXIM	—	30,850	SELIC (6)

Total Brazilian Reais	9,675,366	9,082,389

Total foreign currency and Brazilian Reais	15,162,205	13,426,845
Currency and interest rate hedging instruments (**)	43,944	163,749

Total	15,206,149	13,590,594

Current	2,273,997	3,503,675
Non-current	12,932,152	10,086,919

(*)	These transactions were designated for hedge accounting (see Note 33.h).
(**)	Accumulated losses (see Note 33.g).
(1)	LIBOR = London Interbank Offered Rate.
(2)	MX$ = Mexican Peso; TIIE = the Mexican interbank balance interest rate.
(3)

TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2018, TJLP was fixed at 7.03% p.a.

(4)

Contract linked to the rate of FNE (Northeast Constitutional Financing Fund) fund whose purpose is to promote the development of the industrial sector, managed by Banco do Nordeste do Brasil. On December 31, 2018, the FNE interest rate was 10% p.a. FNE grants a discount of 15% on the interest rate for timely payments.

(5)	IGP-M = General Market Price Index is a measure of Brazilian inflation, calculated by the Getúlio Vargas Foundation.
(6)	SELIC = basic interest rate set by the Brazilian Central Bank.
(7)	Bs$ = Bolívar.

Summary of Changes in Loans, Debentures and Finance Leases

The changes in loans, debentures and finance leases are shown below:

Balance on December 31, 2016	11,214,773
New loans and debentures with cash effect	4,510,694
Interest accrued	925,421
Principal payment and financial leases	(2,467,391)
Interest payment	(769,740)
Monetary and exchange rate variation	37,937
Change in fair value	(24,849)

Balance on December 31, 2017	13,426,845
New loans and debentures with cash effect	4,461,112
Interest accrued	873,202
Principal payment and financial leases	(3,715,838)
Interest payment	(737,564)
Monetary and exchange rate variation	804,273
Change in fair value	50,175

Balance on December 31, 2018	15,162,205

Summary of Principal Maturity Schedule

The long-term debt had the following principal maturity schedule:

	12/31/2018	12/31/2017
From 1 to 2 years	962,870	1,826,907
From 2 to 3 years	1,551,083	894,640
From 3 to 4 years	3,219,451	1,302,450
From 4 to 5 years	3,431,465	3,016,406
More than 5 years	3,767,283	3,046,516

	12,932,152	10,086,919

Summary of Foreign Loan Maturity

The foreign loans have the maturity distributed as follows:

Maturity	US$ (million)	R$ (million)	Cost in % of CDI
Charges (1)	9.5	36.8	—
Jun/2021	100.0	387.5	105.0
Jul/2021	60.0	232.5	101.8
Jul/2023	50.0	193.7	104.8
Sep/2023	60.0	232.5	105.0
Sep/2023	65.0	251.9	104.7
Nov/2023	60.0	232.5	104.5

Total / average cost	404.5	1,567.4	104.4

(1)	Includes interest, transaction costs, mark to market and hedge initial recognition.

Summary of Loans and Debnture Maturity	These loans mature, as follows (includes accrued interest through December 31, 2018):

Maturity
Feb/2019	168,419
May/2019	1,432,750
May/2020	337,845
May/2021	337,845
May/2022	337,845

Total	2,614,704

Summary of Debentures

g.1. In January 2014, the subsidiary IPP made its second issuance of public debentures, in a single series of 80,000 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	December 20, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	107.9% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

The debentures were settled by the subsidiary IPP on the maturity date.

g.2. In March 2015, the Company made its fifth issuance of debentures, in a single series of 80,000 simple, nonconvertible into shares, unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	March 16, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	108.25% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

The debentures were settled by the Company on the maturity date.

g.3. In May 2016, the subsidiary IPP made its fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.4. In April 2017, the subsidiary IPP carried out its fifth issuance of debentures, in two series, being one of 660,139 and another of 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,139
Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	352,361
Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.68%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.5. In July 2017, the subsidiary IPP made its sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of CDI
Payment of interest:	Annually
Reprice:	Not applicable

g.6. In October 2017, the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two series, on of 730,384 and another of 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Vert Créditos Ltda., that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	730,384
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	213,693
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.34%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.7. In March 2018, the Company made its sixth issuance of public debentures, in a single series of 1,725,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 5, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	105.25% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.8. In December 2018, the subsidiary IPP carried out its eighth issuance of debentures in the amount of R$ 900,000, in two series, one of 660,000 and another of 240,000, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The financial settlement occurred on December 21, 2018. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,000
Face value unit:	R$ 1,000.00
Final maturity:	December 18, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	97.5% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	240,000
Face value unit:	R$ 1,000.00
Final maturity:	December 15, 2025
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.61%
Payment of interest:	Annually
Reprice:	Not applicable

Summary of debentures maturity dates distribution

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2018).

Maturity
May/2019	168,897
May/2020	165,786
May/2021	165,786
Apr/2022	657,538
Jul/2022	1,539,274
Oct/2022	727,229
Mar/2023	1,756,954
Dec/2023	644,778
Apr/2024	377,567
Oct/2024	217,861
Dec/2025	237,785

Total	6,659,455

Summary of Equipment and Intangible Assets, Net of Depreciation and Amortization, and Corresponding Liabilities

The amounts of equipment and intangible assets, net of depreciation and amortization, and the amounts of the corresponding liabilities are shown below:

	12/31/2018	12/31/2017
Equipment and intangible assets, net of depreciation and amortization	13,783	15,732
Financing (present value)	46,066	48,515

Current	2,849	2,710
Non-current	43,217	45,805

The future disbursements (installments) assumed under these contracts are presented below:

	12/31/2018	12/31/2017
Up to 1 year	5,124	5,113
From 1 to 2 years	5,124	5,113
From 2 to 3 years	5,124	5,113
From 3 to 4 years	5,124	5,113
From 4 to 5 years	5,124	5,113
More than 5 years	37,574	42,611

Total	63,194	68,176

Summary of Transaction Costs

Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method, as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2017	Incurred cost	Amortization	Balance on 12/31/2018
Debentures (g)	0.2	44,709	21,308	(9,641)	56,376
Notes in the foreign market (b)	0.0	15,298	—	(1,417)	13,881
Banco do Brasil (f)	0.2	8,065	—	(4,628)	3,437
Foreign loans (c)	0.1	1,213	—	(882)	331
Other	0.2	2,801	366	(735)	2,432

Total		72,086	21,674	(17,303)	76,457

	Effective rate of transaction costs (% p.a.)	Balance on 1/1/2017	Incurred cost	Amortization	Balance on 12/31/2017
Debentures (g)	0.2	6,835	42,388	(4,514)	44,709
Notes in the foreign market (b)	0.0	16,612	—	(1,314)	15,298
Banco do Brasil (f)	0.2	12,182	—	(4,117)	8,065
Foreign loans (c)	0.2	2,211	563	(1,561)	1,213
Other	0.2	1,952	1,418	(569)	2,801

Total		39,792	44,369	(12,075)	72,086

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2015	Incurred cost	Amortization	Balance on 12/31/2016
Debentures (g)	0.1	1,801	6,407	(1,373)	6,835
Notes in the foreign market (b)	0.0	—	16,821	(209)	16,612
Banco do Brasil (f)	0.2	11,883	3,529	(3,230)	12,182
Foreign Loans (c)	0.2	4,649	—	(2,438)	2,211
Other	0.2	545	2,079	(672)	1,952

Total		18,878	28,836	(7,922)	39,792

Summary of Appropriated Profit or Loss in The Future

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures (g)	13,171	13,298	13,217	10,115	5,255	1,320	56,376
Notes in the foreign market (b)	1,435	1,546	1,632	1,723	1,819	5,726	13,881
Banco do Brasil (f)	2,317	599	385	136	—	—	3,437
Foreign loans (c)	201	130	—	—	—	—	331
Other	773	894	445	318	2	—	2,432

Total	17,897	16,467	15,679	12,292	7,076	7,046	76,457

Oxiteno USA LLC [member]
Statement [LineItems]
Summary of Subsidiary's Loan Maturity

Maturity	US$ Millions	R$ Millions
Charges (1)	0.2	0.9
Aug/2019	10.0	38.7
Feb/2020	10.0	38.7
Aug/2020	10.0	38.7
Sep/2020	20.0	77.5
Feb/2021	10.0	38.7
Mar/2022	30.0	116.2
Oct/2022	40.0	155.0
Mar/2023	30.0	116.2

Total	160.2	620.6

(1)	Includes interest and transaction costs.